At December 31, 2021 and 2020, property and equipment consist of the following: (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net			$ 2,323
Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 870,000	1,412,000	1,394,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(643,000)	(1,301,000)	(1,276,000)
Property, Plant and Equipment, Net	227,000	111,000	118,000
Machinery and Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	667,000	679,000	661,000
Computer Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		484,000	484,000
Office Equipment [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	66,000	160,000	160,000
Leasehold Improvements [Member] | Turnongreen Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 73,000	$ 89,000	$ 89,000